Schedule of Investments (unaudited)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.89%, 01/15/33(a)(b)	USD	250	$ 250,425
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27		1,211	1,183,169
Series 2022-2, Class A, 3.39%, 05/15/27		3,560	3,496,276
Series 2022-3, Class A, 3.75%, 08/15/27		4,341	4,262,891
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class A3, 0.76%, 08/18/26		385	380,010
Series 2022-1, Class A3, 2.45%, 11/18/26		412	405,762
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37(a)(b)		865	865,691
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		265	264,032
Series 2024-B, Class A2, 04/15/33(a)(c)		120	120,082
Atrium XIII, Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.09%, 11/21/30(a)(b)		800	800,202
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27		4,668	4,584,445
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	818,909
Series 2024-A1, Class A, 05/15/29(c)		1,688	1,688,669
Bain Capital Credit CLO Ltd., Series 2021-5A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/23/34(a)(b)		500	500,120
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/20/31(a)(b)		334	333,645
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/30/31(a)(b)		369	369,580
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/19/34(a)(b)		250	251,404
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 6.91%, 07/17/37(a)(b)		1,470	1,471,289
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/25/34(a)(b)		250	250,060
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26		1,694	1,671,030
Series 2023-A, Class A3, 5.47%, 02/25/28		629	630,971
Canyon CLO Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/15/34(a)(b)		250	250,941
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1, 2.80%, 03/15/27		3,331	3,267,995
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		2,053	2,020,696
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25		94	93,524
Series 2021-2, Class A3, 0.52%, 02/17/26		154	152,237
Series 2022-2, Class A3, 3.49%, 02/16/27		2,203	2,171,630
Series 2022-3, Class A3, 3.97%, 04/15/27		1,275	1,259,705
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/17/31(a)(b)		442	441,893
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.72%, 01/20/31(a)(b)		875	876,359
Chase Issuance Trust, Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,686,842
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		346	347,635
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		584	584,003
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd., Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/22/31(a)(b)	USD	935	$ 936,608
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 08/16/27		597	587,629
Series 2024-A, Class A3, 4.77%, 06/15/29		452	449,108
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 6.26%, 06/25/52(a)(b)		181	178,064
Series 2021-C, Class B, 2.72%, 07/26/55(a)		80	70,839
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 7.24%, 05/25/55(a)(b)		435	444,115
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		780	775,209
Series 2022-3A, Class A, 6.57%, 10/15/32(a)		452	454,350
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.83%, 07/15/36(a)(b)		250	250,235
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(b)		250	251,020
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/15/29(a)(b)		132	131,654
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		64	57,132
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		450	427,359
Series 2023-A, Class A, 6.37%, 02/04/48(a)		443	452,257
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 07/17/37(a)(b)(c)		300	301,410
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 07/18/37(a)(b)(c)		1,250	1,248,429
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		831	831,342
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		429	427,719
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	49,954
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	235	168,963
Ford Credit Auto Owner Trust
Series 2021-A, Class A3, 0.30%, 08/15/25	USD	15	15,018
Series 2022-B, Class A4, 3.93%, 08/15/27		417	408,361
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,368,479
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,125	1,133,272
Series 2023-A, Class A3, 4.65%, 02/15/28		201	199,124
Series 2024-1, Class A, 4.87%, 08/15/36(a)(d)		739	732,880
Series 2024-A, Class A3, 5.09%, 12/15/28		1,900	1,896,657
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	870,245
Series 2019-4, Class B, 2.64%, 09/15/26		264	261,661
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,237,646
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 6.58%, 05/15/28(a)(b)		260	263,474
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	277,825
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	549,336
Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49(a)		369	368,099
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. CME Term SOFR + 1.33%), 6.66%, 05/16/38(a)(b)		271	267,422
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 07/24/30(a)(b)		250	250,061

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXV CLO Ltd., Series 2018-25A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/25/36(a)(b)	USD	1,100	$ 1,100,598
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/22/31(a)(b)		1,056	1,055,866
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.92%, 04/22/37(a)(b)		1,170	1,179,980
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	261,583
Series 2022-2, Class A3, 3.10%, 02/16/27		698	687,100
Series 2022-2, Class A4, 3.25%, 04/17/28		629	606,550
Series 2022-3, Class A4, 3.71%, 12/16/27		887	863,816
Series 2023-4, Class A3, 5.78%, 08/16/28		668	674,243
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,031	1,058,312
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	282,875
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		130	100,945
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		53	42,267
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		97	80,024
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		72	64,387
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		320	307,363
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		303	306,426
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28		937	945,261
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 05/15/26		265	260,268
Series 2022-B, Class A3, 3.72%, 11/16/26		438	432,540
Series 2023-A, Class A3, 4.58%, 04/15/27		998	989,230
Series 2023-B, Class A3, 5.48%, 04/17/28		1,424	1,428,067
Series 2023-C, Class A3, 5.54%, 10/16/28		1,087	1,093,540
Series 2024-A, Class A3, 4.99%, 02/15/29		1,466	1,460,609
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/25/34(a)(b)		250	250,997
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28		529	527,830
Series 2024-A, Class A3, 4.96%, 11/15/28		981	977,140
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(a)		56	55,792
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		760	769,839
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	148,633
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.34%, 11/15/68(a)(b)		1,024	1,019,700
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		182	175,853
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		76	71,285
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		285	264,867
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		348	319,581
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		494	447,191
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		705	637,721
Series 2021-A, Class A, 0.84%, 05/15/69(a)		60	53,377
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		377	331,255
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		866	825,738
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 7.03%, 03/15/72(a)(b)		285	287,369
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	390,853
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)	USD	167	$ 167,975
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		509	461,440
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 6.19%, 04/20/62(a)(b)		376	373,260
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/15/29(a)(b)		325	325,282
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		2,002	1,990,580
OCP CLO Ltd., Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34(a)(b)		250	251,112
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(b)		300	299,554
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/15/31(a)(b)		384	384,265
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)		1,094	1,060,022
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		402	378,436
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	151,180
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/17/31(a)(b)		250	250,229
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	456,991
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)(b)		445	446,029
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.40%), 07/20/37(a)(b)(c)		305	305,000
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.39%, 07/20/29(a)(b)		389	389,475
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/20/31(a)(b)		625	625,623
PFS Financing Corp.
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	695,978
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,036,454
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	434,050
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	115,323
Pikes Peak CLO 16 Ltd., Series 2024-16A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.78%, 07/25/37(a)(b)		250	249,688
Pikes Peak CLO 8, Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/20/34(a)(b)		250	251,612
Prodigy Finance DAC, Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.71%, 07/25/51(a)(b)		50	49,614
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		509	451,481
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 03/17/31(a)		74	72,078
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		140	140,988
Series 2024-1, Class A, 07/15/36(a)(c)		103	103,455
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3, 3.40%, 12/15/26		134	133,483
Series 2023-5, Class A3, 6.02%, 09/15/28		896	902,438
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 6.00%, 06/25/43(b)		135	133,270

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 05/15/31(a)(b)	USD	60	$ 59,610
Series 2016-B, Class A2B, (1-mo. CME Term SOFR + 1.56%), 6.89%, 02/17/32(a)(b)		108	107,960
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.34%, 09/15/34(a)(b)		379	379,327
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 6.44%, 06/15/37(a)(b)		568	569,303
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 6.17%, 01/15/53(a)(b)		744	738,053
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 6.17%, 01/15/53(a)(b)		874	868,356
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		603	551,713
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		619	585,669
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 7.13%, 10/16/56(a)(b)		687	701,576
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		153	154,416
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.78%, 03/15/56(a)(b)		751	761,884
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		1,186	1,195,359
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		254	254,841
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		404	405,011
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		171	160,528
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		238	217,024
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,000	999,590
Series 2024-1A, Class A, 11/25/36(a)(c)		1,617	1,626,927
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 09/15/26		867	853,698
Series 2022-B, Class A4, 3.11%, 08/16/27		573	552,247
Series 2023-C, Class A3, 5.16%, 04/17/28		340	339,059
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28		3,133	3,119,781
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	263,591
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		453	444,984
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,898,977
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 07/24/36(a)(b)(c)		410	410,000
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.81%, 10/24/34(a)(b)		400	400,379
Total Asset-Backed Securities — 29.0% (Cost: $112,889,686)			111,888,177
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems PLC, 5.00%, 03/26/27(a)		425	421,867
Boeing Co. (The), 2.20%, 02/04/26		1,400	1,315,825
L3Harris Technologies, Inc.
4.40%, 06/15/28		218	211,718
5.05%, 06/01/29		850	844,025
Lockheed Martin Corp., 4.50%, 02/15/29		585	576,060
Northrop Grumman Corp., 3.20%, 02/01/27		275	262,278
RTX Corp.
2.65%, 11/01/26		38	35,851
5.75%, 11/08/26		1,465	1,480,658
			5,148,282
Security		Par (000)	Value
Automobiles — 0.1%
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(a)	USD	149	$ 155,078
Traton Finance Luxembourg SA
4.13%, 11/22/25(e)	EUR	100	107,345
3.75%, 03/27/27(e)		300	320,970
			583,393
Banks — 6.7%
Banco de Sabadell SA, 4.00%, 01/15/30(e)		100	108,046
Bank of America Corp.
1.53%, 12/06/25	USD	1,188	1,165,829
1.32%, 06/19/26		2,942	2,819,051
1.20%, 10/24/26		163	153,767
5.08%, 01/20/27		700	695,799
2.55%, 02/04/28		415	387,336
5.82%, 09/15/29		1,957	1,997,968
Barclays PLC, 5.69%, 03/12/30		590	591,582
Citigroup, Inc.
3.11%, 04/08/26		507	496,714
3.40%, 05/01/26		1,109	1,071,070
5.61%, 09/29/26		233	232,871
3.20%, 10/21/26		1,190	1,134,874
5.17%, 02/13/30		835	830,136
HSBC Holdings PLC
5.60%, 05/17/28		500	501,955
4.58%, 06/19/29		200	193,334
JPMorgan Chase & Co.
2.08%, 04/22/26		1,040	1,009,903
3.96%, 01/29/27		97	94,749
1.58%, 04/22/27		238	222,104
5.04%, 01/23/28		250	248,647
3.78%, 02/01/28		391	376,672
5.57%, 04/22/28		585	589,737
4.85%, 07/25/28		540	534,468
5.30%, 07/24/29		1,779	1,784,970
6.09%, 10/23/29		820	847,241
KBC Group NV, 4.25%, 11/28/29(e)	EUR	200	218,014
Morgan Stanley Bank N.A., 4.95%, 01/14/28	USD	1,390	1,379,532
NatWest Group PLC, 7.47%, 11/10/26		433	442,490
Toronto-Dominion Bank (The), 5.52%, 07/17/28		422	427,243
Truist Financial Corp.
6.05%, 06/08/27		667	671,672
5.44%, 01/24/30		275	274,284
U.S. Bancorp, 5.38%, 01/23/30		285	285,764
Wells Fargo & Co.
5.71%, 04/22/28		230	231,990
5.57%, 07/25/29		1,807	1,823,393
6.30%, 10/23/29		325	337,257
5.20%, 01/23/30		585	582,544
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,176,516
			25,939,522
Biotechnology — 0.4%
AbbVie, Inc., 4.80%, 03/15/29		505	503,048
Amgen, Inc., 2.60%, 08/19/26		815	772,268
Gilead Sciences, Inc., 3.65%, 03/01/26		325	315,890
			1,591,206
Broadline Retail — 0.2%
Amazon.com, Inc., 3.15%, 08/22/27		895	849,834
Capital Markets — 2.7%
Blackstone Secured Lending Fund, 5.88%, 11/15/27		670	665,131
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)		150	147,967
Charles Schwab Corp. (The), 5.88%, 08/24/26		547	553,287

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deutsche Bank AG
2.13%, 11/24/26	USD	150	$ 142,351
5.37%, 09/09/27		150	150,254
6.82%, 11/20/29		150	155,998
Goldman Sachs Group, Inc. (The)
3.85%, 01/26/27		1,830	1,768,405
2.64%, 02/24/28		565	526,970
5.73%, 04/25/30		1,220	1,241,662
Morgan Stanley
1.16%, 10/21/25		504	496,722
6.41%, 11/01/29		706	736,614
5.66%, 04/18/30		1,950	1,983,026
UBS AG, 5.00%, 07/09/27		491	486,958
UBS Group AG
4.70%, 08/05/27(a)		1,100	1,079,717
0.25%, 11/05/28(e)	EUR	294	281,136
			10,416,198
Chemicals — 0.0%
LYB International Finance III LLC, 1.25%, 10/01/25	USD	203	192,087
Communications Equipment — 0.1%
Motorola Solutions, Inc., 2.30%, 11/15/30		410	344,797
Consumer Finance — 1.4%
American Express Co.
2.55%, 03/04/27		772	721,542
5.10%, 02/16/28		440	438,039
Capital One Financial Corp.
3.30%, 10/30/24		258	255,868
4.99%, 07/24/26		300	297,392
6.31%, 06/08/29		343	350,952
Ford Motor Credit Co. LLC
6.95%, 06/10/26		669	681,801
5.80%, 03/05/27		455	455,010
4.95%, 05/28/27		215	209,864
7.35%, 11/04/27		670	698,136
5.80%, 03/08/29		200	199,297
General Motors Financial Co., Inc.
6.05%, 10/10/25		500	501,803
2.35%, 02/26/27		340	314,516
5.55%, 07/15/29		475	474,983
			5,599,203
Containers & Packaging — 0.0%
Sonoco Products Co., 2.25%, 02/01/27		121	112,136
Diversified REITs — 2.9%
American Tower Corp.
3.38%, 10/15/26		1,336	1,275,939
3.65%, 03/15/27		531	508,526
3.55%, 07/15/27		164	155,598
5.50%, 03/15/28		540	543,187
5.20%, 02/15/29		170	169,413
Crown Castle, Inc.
1.05%, 07/15/26		618	565,660
5.00%, 01/11/28		153	151,125
Equinix, Inc.
1.25%, 07/15/25		150	143,321
1.45%, 05/15/26		125	116,048
2.90%, 11/18/26		672	634,735
1.80%, 07/15/27		1,630	1,472,781
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26		1,440	1,428,243
VICI Properties LP, 4.38%, 05/15/25		2,479	2,446,086
Security		Par (000)	Value
Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/25(a)	USD	538	$ 530,966
4.25%, 12/01/26(a)		500	482,194
4.63%, 12/01/29(a)		730	690,853
			11,314,675
Diversified Telecommunication Services — 0.3%
British Telecommunications PLC, 4.25%, 01/06/33(e)	EUR	100	110,175
NTT Finance Corp.
4.37%, 07/27/27(a)	USD	275	268,998
1.59%, 04/03/28(a)		200	176,286
Verizon Communications, Inc.
4.33%, 09/21/28		565	549,376
4.02%, 12/03/29		100	94,514
			1,199,349
Electric Utilities — 1.9%
AEP Texas, Inc.
3.95%, 06/01/28		110	104,470
5.45%, 05/15/29		630	633,281
Duke Energy Corp.
2.65%, 09/01/26		1,317	1,245,007
4.85%, 01/05/29		535	528,262
Edison International
3.55%, 11/15/24		123	121,849
4.70%, 08/15/25		380	375,650
Eversource Energy
4.75%, 05/15/26		285	281,276
2.90%, 03/01/27		353	331,658
5.45%, 03/01/28		245	245,723
Exelon Corp.
2.75%, 03/15/27		387	362,709
5.15%, 03/15/28		169	168,614
FirstEnergy Corp., Series B, 4.15%, 07/15/27		230	220,696
Florida Power & Light Co., 5.15%, 06/15/29		480	484,020
Georgia Power Co., 5.00%, 02/23/27		295	294,069
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(e)	EUR	295	309,758
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	USD	550	506,683
1.90%, 06/15/28		112	99,026
Pacific Gas & Electric Co., 3.45%, 07/01/25		255	248,764
San Diego Gas & Electric Co., 4.95%, 08/15/28		138	137,365
Southern California Edison Co., 5.65%, 10/01/28		110	111,851
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		308	295,586
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28		293	280,428
			7,386,745
Financial Services — 0.3%
Glencore Funding LLC
6.13%, 10/06/28(a)		423	432,999
5.37%, 04/04/29(a)		700	696,750
			1,129,749
Food Products — 0.0%
General Mills, Inc., 5.24%, 11/18/25		109	108,594
Ground Transportation — 1.0%
Canadian Pacific Railway Co.
1.35%, 12/02/24		1,398	1,372,622
4.00%, 06/01/28		114	110,020
Norfolk Southern Corp., 2.90%, 06/15/26		1,210	1,155,779
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(a)		632	595,304

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 05/24/26(a)	USD	241	$ 241,581
Ryder System, Inc., 2.85%, 03/01/27		370	348,606
			3,823,912
Health Care Equipment & Supplies — 0.1%
Sartorius Finance BV, 4.25%, 09/14/26(e)	EUR	300	325,234
Health Care Providers & Services — 1.1%
Elevance Health, Inc., 5.15%, 06/15/29	USD	475	476,272
HCA, Inc.
5.25%, 06/15/26		395	393,235
5.38%, 09/01/26		1,022	1,019,451
3.13%, 03/15/27		123	116,208
5.63%, 09/01/28		740	746,601
4.13%, 06/15/29		420	397,702
Humana, Inc., 5.75%, 12/01/28		610	622,294
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	107,399
UnitedHealth Group, Inc., 4.70%, 04/15/29		200	198,425
			4,077,587
Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27		100	90,658
Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp.
2.90%, 06/25/25		159	154,310
5.90%, 06/01/27		280	281,486
6.00%, 08/15/29		185	185,955
			621,751
Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26		245	224,260
IT Services — 0.1%
Global Payments, Inc., 1.20%, 03/01/26		282	262,475
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26		65	65,628
4.20%, 03/15/28		813	768,314
2.25%, 01/15/29		332	283,754
Comcast Corp., 3.15%, 03/01/26		450	434,965
Informa PLC, 2.13%, 10/06/25(e)	EUR	437	458,142
			2,010,803
Metals & Mining — 0.1%
Anglo American Capital PLC, 3.75%, 06/15/29(e)		380	403,632
Multi-Utilities — 0.3%
Consumers Energy Co., 4.60%, 05/30/29	USD	270	265,639
Engie SA, 3.63%, 12/06/26(e)	EUR	300	321,890
National Grid North America, Inc., 4.15%, 09/12/27(e)		290	314,877
Sempra, 3.30%, 04/01/25	USD	148	145,360
			1,047,766
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy Partners LP, 4.50%, 10/01/29		256	243,876
Diamondback Energy, Inc.
3.50%, 12/01/29		493	454,643
5.15%, 01/30/30		735	731,888
Enbridge, Inc., 5.25%, 04/05/27		1,075	1,074,929
Energy Transfer LP
2.90%, 05/15/25		910	887,685
4.20%, 04/15/27		126	122,196
5.50%, 06/01/27		735	737,088
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
6.10%, 12/01/28	USD	827	$ 852,182
Eni SpA, 3.63%, 05/19/27(e)	EUR	240	258,204
Kinder Morgan, Inc., 5.00%, 02/01/29	USD	305	301,612
Marathon Petroleum Corp., 4.70%, 05/01/25		235	233,079
MPLX LP, 1.75%, 03/01/26		886	832,583
Occidental Petroleum Corp.
8.50%, 07/15/27		300	321,391
6.38%, 09/01/28		220	227,007
ONEOK, Inc.
5.55%, 11/01/26		490	491,999
5.65%, 11/01/28		412	418,192
Pioneer Natural Resources Co., 5.10%, 03/29/26		402	401,112
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		677	675,611
5.00%, 03/15/27		101	100,148
Targa Resources Corp., 5.20%, 07/01/27		527	525,984
Western Midstream Operating LP, 6.35%, 01/15/29		195	201,122
Williams Cos., Inc. (The), 5.40%, 03/02/26		1,389	1,387,661
			11,480,192
Passenger Airlines — 0.3%
Delta Air Lines, Inc., 7.00%, 05/01/25(a)		970	977,336
Pharmaceuticals — 0.5%
Bayer AG
4.00%, 08/26/26(e)	EUR	280	302,391
0.75%, 01/06/27(e)		200	198,766
Bristol-Myers Squibb Co., 1.13%, 11/13/27	USD	470	414,682
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28		309	303,590
Pfizer, Inc., 3.00%, 12/15/26		615	586,879
			1,806,308
Professional Services — 0.1%
Teleperformance SE, 5.25%, 11/22/28(e)	EUR	200	219,211
Residential REITs — 0.0%
UDR, Inc., 3.50%, 07/01/27	USD	190	180,237
Retail REITs — 0.1%
Realty Income Corp., 2.10%, 03/15/28		280	250,899
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,099	1,063,339
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)		385	390,501
Microchip Technology, Inc., 5.05%, 03/15/29		445	441,435
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		655	639,666
			2,534,941
Software — 1.1%
Oracle Corp.
1.65%, 03/25/26		973	912,039
2.65%, 07/15/26		1,158	1,097,452
2.30%, 03/25/28		585	528,901
VMware LLC, 1.40%, 08/15/26		1,585	1,459,432
Workday, Inc., 3.50%, 04/01/27		278	265,935
			4,263,759
Specialty Retail — 0.2%
Home Depot, Inc. (The)
06/25/26(c)		355	355,298
06/25/29(c)		75	74,563
Lowe’s Cos., Inc., 2.50%, 04/15/26		275	261,929
			691,790

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco — 1.1%
Altria Group, Inc., 6.20%, 11/01/28	USD	879	$ 911,484
BAT Capital Corp.
3.22%, 08/15/24		260	259,025
2.79%, 09/06/24		700	695,515
3.56%, 08/15/27		199	189,022
2.26%, 03/25/28		278	249,079
BAT International Finance PLC
4.45%, 03/16/28		277	268,169
5.93%, 02/02/29		692	708,179
Philip Morris International, Inc.
5.13%, 11/15/24		474	473,463
4.88%, 02/13/26		241	239,102
5.13%, 11/17/27		114	113,974
			4,107,012
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc.
2.90%, 11/15/26		60	56,734
3.20%, 03/15/27		825	782,989
5.00%, 02/15/29		435	429,638
Sprint LLC, 7.63%, 03/01/26		474	487,073
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		75	74,531
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		368	345,478
2.25%, 02/15/26		769	730,232
2.63%, 04/15/26		981	932,985
3.75%, 04/15/27		343	329,678
4.85%, 01/15/29		275	271,584
			4,440,922
Total Corporate Bonds — 30.0% (Cost: $115,796,180)			115,756,455
Foreign Agency Obligations
Canada — 0.4%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,464,469
Total Foreign Agency Obligations — 0.4% (Cost: $1,479,731)			1,464,469
Foreign Government Obligations
Canada — 0.3%
Ontario Teachers’ Finance Trust, 4.25%, 04/25/28(a)		965	947,166
Uruguay — 0.0%
Republic of Uruguay, 4.38%, 01/23/31		0(f)	3
Total Foreign Government Obligations — 0.3% (Cost: $964,166)			947,169
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		127	116,795
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		277	254,214
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(d)		181	182,047
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(d)		243	238,902
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(d)		469	466,072
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(d)		394	395,973
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)	USD	139	$ 121,823
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		120	112,826
Credit Suisse Mortgage Capital Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		263	244,620
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 6.00%, 03/25/50(a)(b)		400	376,593
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		621	590,291
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		208	188,244
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		501	397,360
Homeward Opportunities Fund I Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(d)		176	173,709
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		183	174,604
Series 2021-7, Class A3, 2.50%, 11/25/51(a)(b)		976	775,315
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		353	291,419
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		369	351,706
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		151	150,338
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		414	342,128
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		262	224,664
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(d)		153	153,684
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(d)		424	426,356
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 2.75%, 01/25/61(a)(b)		106	104,546
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		303	278,028
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 6.36%, 01/25/60(a)(b)		782	779,648
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		188	155,132
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(d)		497	498,484
Preston Ridge Partners Mortgage LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(d)		102	97,365
Preston Ridge Partners Mortgage Trust, Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(d)		110	110,000
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		315	265,712
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(d)		444	445,834
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		429	354,454
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(d)		142	139,730
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		137	130,291
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.64%, 10/25/53(a)(b)		573	568,022
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		214	208,391
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		593	575,896
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		561	549,569
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(d)		144	130,107
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(d)		233	213,667
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(d)		342	318,724
			12,673,283

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 5.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.51%, 09/15/34(a)(b)	USD	600	$ 581,161
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 04/15/34(a)(b)		420	382,398
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		500	462,104
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		400	360,392
Series 2019-C5, Class ASB, 2.99%, 11/15/52		250	237,309
BBCMS Mortgage Trust, Series 2024-C26, Class A5, 5.83%, 05/15/57		260	270,640
Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.96%, 04/15/55(b)		265	229,206
BFLD Mortgage Trust, Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 08/15/26(a)(b)(c)		300	299,248
BSST Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.19%, 04/15/36(a)(b)		964	952,119
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 02/15/39(a)(b)		237	234,551
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 12/09/40(a)(b)		480	480,299
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 7.02%, 02/15/39(a)(b)		140	138,600
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 6.82%, 04/15/37(a)(b)		667	664,931
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 05/15/38(a)(b)		460	461,150
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 02/15/41(a)(b)		626	623,651
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 04/15/29(a)(b)		131	131,332
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/41(a)(b)		250	249,688
Series 2024-PAT, Class B, (1-mo. CME Term SOFR + 3.04%), 8.37%, 03/15/41(a)(b)		100	99,875
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 6.81%, 07/15/29(a)(b)		495	494,379
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	484,984
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	491,155
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.95%, 09/15/38(a)(b)		450	452,250
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	773,967
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.01%, 03/10/51		535	507,471
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.92%, 08/15/36(a)(b)		300	299,625
Commercial Mortgage Trust
Series 2013-CR8, Class B, 3.66%, 06/10/46(a)(b)		96	93,707
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		46	46,211
Series 2015-CR24, Class B, 4.49%, 08/10/48(b)		500	479,152
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	535,868
Credit Suisse Mortgage Trust, Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.47%, 09/09/24(a)(b)		280	281,511
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	891,737
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)	USD	730	$ 730,617
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)		730	730,617
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.72%, 04/25/48(a)(b)		290	285,474
GS Mortgage Securities Trust
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		78	77,652
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 08/15/39(a)(b)		135	135,084
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/28(a)(b)		410	410,513
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 8.12%, 03/15/28(a)(b)		415	415,519
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.57%, 10/15/39(a)(b)		500	496,875
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		330	327,998
Series 2015-C28, Class ASB, 3.04%, 10/15/48		185	183,498
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	399,664
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 6.94%, 09/15/29(a)(b)		124	115,966
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.51%, 09/15/39(a)(b)		180	180,169
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	76,022
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.62%, 12/15/36(a)(b)		200	200,500
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 08/15/40(a)(b)		183	183,864
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.73%, 09/15/49		92	89,682
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.42%, 10/15/28(a)(b)		99	100,432
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 05/15/37(a)(b)		270	271,350
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		122	121,199
Series 2015-C26, Class B, 3.78%, 02/15/48		515	501,431
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	486,141
Series 2016-LC24, Class A3, 2.68%, 10/15/49		809	767,996
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	738,950
			20,717,884
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.84%, 09/15/48(b)		4,171	24,068
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.96%, 05/10/48(b)		1,792	8,248
Series 2015-LC21, Class XA, 0.75%, 07/10/48(b)		4,042	14,121
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.02%, 01/15/49(b)		591	13,377
			59,814
Total Non-Agency Mortgage-Backed Securities — 8.7% (Cost: $34,607,677)			33,450,981
Preferred Securities
Capital Trusts — 0.2%

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 0.2%
Southern Co. (The), 4.48%, 08/01/24(d)	USD	571	$ 570,186
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.3%
Fannie Mae
0.54%, 10/27/25		4,500	4,244,434
0.74%, 08/25/27		1,000	884,498
0.81%, 09/25/28		1,000	856,672
Federal Farm Credit Banks Funding Corp.
2.25%, 08/15/29		1,000	891,155
2.17%, 10/29/29		700	619,887
1.30%, 02/03/31		770	620,655
1.68%, 09/17/35		2,080	1,496,129
Federal Home Loan Banks
0.60%, 12/30/26		1,000	898,989
2.06%, 09/27/29		1,000	885,066
2.18%, 11/06/29		700	618,932
Freddie Mac
0.60%, 09/30/25		3,000	2,838,024
0.90%, 10/13/27		2,000	1,769,520
			16,623,961
Collateralized Mortgage Obligations — 3.0%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		83	80,965
Series 2019-73, Class P, 3.00%, 03/25/48		456	430,331
Series 2020-79, Class JA, 1.50%, 11/25/50		435	378,062
Series 2022-65, Class FB, (SOFR (30-day) + 0.80%), 6.00%, 09/25/52(b)		3,419	3,336,795
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		42	40,819
Series 3986, Class M, 4.50%, 09/15/41		4	3,578
Series 4274, Class PN, 3.50%, 10/15/35		55	53,142
Series 4390, Class CA, 3.50%, 06/15/50		31	30,837
Series 4459, Class BN, 3.00%, 08/15/43		257	232,142
Series 4482, Class DH, 3.00%, 06/15/42		16	16,071
Series 4494, Class KA, 3.75%, 10/15/42		58	57,339
Series 4752, Class PL, 3.00%, 09/15/46		299	282,399
Series 4777, Class CB, 3.50%, 10/15/45		223	216,387
Series 4941, Class MB, 3.00%, 07/25/49		261	226,191
Series 5000, Class MA, 2.00%, 06/25/44		212	190,046
Series 5006, Class KA, 2.00%, 06/25/45		607	538,954
Series 5105, Class LA, 1.50%, 04/15/44		1,379	1,313,661
Series 5249, Class HA, 4.00%, 09/25/49		2,479	2,393,625
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,031	970,668
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		381	345,351
Series 2020-127, Class LP, 1.50%, 06/20/50		394	311,792
			11,449,155
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		156	155,766
Mortgage-Backed Securities — 9.9%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		1,208	1,098,854
2.50%, 12/01/27 - 12/01/36		1,387	1,283,463
3.00%, 09/01/30 - 09/01/35		6,623	6,238,251
3.03%, 12/01/27		1,258	1,188,515
3.50%, 05/01/37		588	561,316
4.00%, 03/01/32 - 08/01/49		9,021	8,519,116
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
4.50%, 09/01/26 - 01/01/48	USD	2,172	$ 2,100,756
5.00%, 07/01/25 - 06/01/39		1,163	1,150,146
5.50%, 05/01/38		194	196,655
5.81%, 06/01/31		1,362	1,386,318
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 2.92%, 06/01/45(b)		108	108,035
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.60%), 6.55%, 07/01/44(b)		119	121,695
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.70%), 7.05%, 07/01/43(b)		159	163,296
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		516	473,554
3.00%, 12/01/31 - 02/01/36		807	757,826
3.50%, 04/01/32 - 11/01/38		962	930,522
4.00%, 09/01/33 - 06/01/37		1,209	1,177,572
4.50%, 03/01/49 - 01/01/50		2,682	2,594,185
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 3.34%, 05/01/45(b)		309	307,208
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.16%, 03/01/45(b)		106	108,031
Uniform Mortgage-Backed Securities, 4.00%, 07/01/54(g)		8,460	7,740,569
			38,205,883
Total U.S. Government Sponsored Agency Securities — 17.2% (Cost: $69,380,472)			66,434,765
U.S. Treasury Obligations
U.S. Treasury Notes
5.00%, 08/31/25		8,000	7,993,750
4.00%, 02/15/26		11,250	11,097,949
4.25%, 03/15/27		26,000	25,791,797
4.50%, 04/15/27 - 05/15/27		13,765	13,745,193
4.63%, 06/15/27		600	601,734
Total U.S. Treasury Obligations — 15.4% (Cost: $59,313,400)			59,230,423
Total Long-Term Investments — 101.2% (Cost: $395,002,414)			389,742,625
Short-Term Securities
Commercial Paper — 0.4%
HSBC U.S.A., Inc., 6.46%, 08/22/24(h)		1,500	1,487,451
	Shares
Money Market Funds — 0.1%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.18%(i)	594,150	594,150
Total Short-Term Securities — 0.5% (Cost: $2,081,020)		2,081,601
Total Investments — 101.7% (Cost: $397,083,434)		391,824,226
Liabilities in Excess of Other Assets — (1.7)%		(6,493,727)
Net Assets — 100.0%		$ 385,330,499
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1,000.
(g)	Represents or includes a TBA transaction.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
30 Day Federal Funds	52	08/30/24	$ 20,519	$ (80)
Euro-OAT	9	09/06/24	1,187	(436)
Euro-Schatz	5	09/06/24	566	2,651
U.S. Treasury Notes (2 Year)	773	09/30/24	157,861	295,781
				297,916
Short Contracts
Euro-Bobl	21	09/06/24	2,619	(25,414)
Euro-Bund	8	09/06/24	1,128	3,635
U.S. Treasury Bonds (30 Year)	38	09/19/24	4,496	(34,250)
U.S. Treasury Notes (10 Year)	73	09/19/24	8,029	(74,731)
U.S. Ultra Treasury Bonds	9	09/19/24	1,128	(11,260)
U.S. Ultra Treasury Notes (10 Year)	129	09/19/24	14,646	8,376
U.S. Treasury Notes (5 Year)	610	09/30/24	65,013	(313,517)
				(447,161)
				$ (149,245)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,336,509	EUR	4,028,000	BNP Paribas SA	09/18/24	$ 5,656
USD	198,436	CAD	272,000	Royal Bank of Canada	09/18/24	(774)
						$ 4,882

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	BBB+	USD	12,750	$ (264,831)	$ (278,820)	$ 13,989
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 111,888,177	$ —	$ 111,888,177
Corporate Bonds	—	115,756,455	—	115,756,455
Foreign Agency Obligations	—	1,464,469	—	1,464,469
Foreign Government Obligations	—	947,169	—	947,169
Non-Agency Mortgage-Backed Securities	—	33,450,981	—	33,450,981
Preferred Securities	—	570,186	—	570,186
U.S. Government Sponsored Agency Securities	—	66,434,765	—	66,434,765
U.S. Treasury Obligations	—	59,230,423	—	59,230,423
Short-Term Securities
Commercial Paper	—	1,487,451	—	1,487,451
Money Market Funds	594,150	—	—	594,150
	$ 594,150	$ 391,230,076	$ —	$ 391,824,226
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 13,989	$ —	$ 13,989
Foreign Currency Exchange Contracts	—	5,656	—	5,656
Interest Rate Contracts	310,443	—	—	310,443
Liabilities
Foreign Currency Exchange Contracts	—	(774)	—	(774)
Interest Rate Contracts	(459,688)	—	—	(459,688)
	$ (149,245)	$ 18,871	$ —	$ (130,374)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series S Portfolio
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate